Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2011	Dec. 31, 2010
Interest Rate Risk Management [Abstract]
Interest rate swap agreements interest rate	4.45%
Foreign Exchange Contract Current [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	$ 77,491	$ 3,703
Liabilities	(3,070)	(51,816)
Foreign Exchange Contract Current [Member] | Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	17,243	3,517
Liabilities	(15,889)	(20,751)
Interest Rate Contract Current Dollar [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	0	0
Liabilities	(35,838)	(51,604)
Foreign Exchange Contract Non Current [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	12	810
Liabilities	0	(486)
Foreign Exchange Contract Non Current [Member] | Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	7,414	509
Liabilities	(7,202)	(213)
Interest Rate Contract Non Current Dollar [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	0	0
Liabilities	(27,301)	(73,221)
Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	77,503	4,513
Liabilities	(66,209)	(177,127)
Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	24,657	4,026
Liabilities	$ (23,091)	$ (20,964)